Income Taxes (Details)	12 Months Ended
	Dec. 31, 2012 Hong Kong Profits Tax	Dec. 31, 2012 EIT	Dec. 31, 2011 EIT	Dec. 31, 2010 EIT	Dec. 31, 2009 EIT	Dec. 31, 2008 EIT	Dec. 31, 2007 EIT	Dec. 31, 2011 Beijing Focus Media Wireless Co., Ltd.	Dec. 31, 2010 Beijing Focus Media Wireless Co., Ltd.	Dec. 31, 2009 Beijing Focus Media Wireless Co., Ltd.	Dec. 31, 2013 Beijing Focus Media Wireless Co., Ltd. EIT	Dec. 31, 2012 Beijing Focus Media Wireless Co., Ltd. EIT	Dec. 31, 2011 Beijing Focus Media Wireless Co., Ltd. EIT	Dec. 31, 2012 Focus Media Information Technology (China) Co., Ltd.	Dec. 31, 2010 Focus Media Information Technology (China) Co., Ltd.	Dec. 31, 2014 Focus Media Information Technology (China) Co., Ltd. Forecast	Dec. 31, 2013 Focus Media Information Technology (China) Co., Ltd. Forecast	Dec. 31, 2012 Focus Media Culture Communication Co., Ltd.	Dec. 31, 2011 Focus Media Culture Communication Co., Ltd.
Income Taxes
Profit tax rate	16.50%
Enterprise income tax rate						25.00%	33.00%
Transition period						5 years
Preferential enterprise income tax rate for listed categories of entities, which will be graduated to 25%							15.00%
Number of years of tax exemption															2 years
Transitional enterprise income tax rates		25.00%	24.00%	22.00%	20.00%	18.00%
Preferential enterprise income tax rate renewal period		3 years											3 years
Preferential enterprise income tax rate period to be reapplied		6 years
Preferential enterprise income tax rate (as a percent)						15.00%					15.00%	15.00%						15.00%	15.00%
Ownership percentage in subsidiary														100.00%
Percentage of tax reduction								50.00%	50.00%	50.00%				50.00%		50.00%	50.00%